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                                Fifth Third Funds
                        (formerly Fountain Square Funds)

                         Supplement Dated April 27, 2000
                   To the Statement of Additional Information
              Dated November 30, 1999, as revised February 1, 2000

The following information relates to all Funds of the Fifth Third Funds.

Sub-Administrative Fees. The following replaces the table on page 28 as it relates to fees paid by the Administrator, BISYS Fund Services L.P., to the Sub-Administrator, Fifth Third Bank.

Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31,1997, July 31, 1998, and July 31, 1999, Fifth Third Bank earned the following sub-administrative fees (Amounts in Thousands):

                                  Year Ended     Year Ended      Year Ended
Fund Name                         July 31, 1997  July 31, 1998   July 31, 1999
Government Securities Fund             $11             $10            $12
Quality Bond Fund                      $22             $24            $31
Ohio Tax Free Fund                     $37             $44            $51
Quality Growth Fund                    $73            $118           $154
Mid Cap Fund                           $36             $53            $55
Balanced Fund                          $27             $38            $52
International Equity Fund              $34             $36            $41
Equity Income Fund                     $14             $33            $41
Bond Fund for Income                   $19             $42            $62
Municipal Bond Fund                    $13             $27            $30
Cardinal Fund                          n/a             n/a            $68
Pinnacle Fund                          n/a              $3            $18
Government Money Market Fund           $62             $79           $174
Prime Money Market Fund                $85            $109           $104
Tax Exempt Money Market Fund           n/a             n/a            $11
U.S. Treasury Money Market Fund       $123            $172           $232